INVESTMENTS - Schedule of Current and Noncurrent Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023	Nov. 30, 2020
Disclosure of financial assets [line items]
TOTAL	$ 2,212	$ 1,833
Investment in associates	1,648	1,426
Payment for interests in associates	0	0	$ 500
Vistra ITCL and Pentathlon Ventures LLP
Disclosure of financial assets [line items]
Investment in associates				$ 1,950	$ 2,000
Payment for interests in associates	2,212	1,833
Mutual funds
Disclosure of financial assets [line items]
Mutual funds	13,992	13,570
Commercial Papers
Disclosure of financial assets [line items]
Commercial Papers	0	2,500
Investments
Disclosure of financial assets [line items]
TOTAL	13,992	16,070
Contribution to funds
Disclosure of financial assets [line items]
Non-current, measured at amortised cost	$ 2,212	$ 1,833